Intangible asset, net - Summary of Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 659	$ 659
Accumulated amortization	(659)	(531)
Net intangible asset	$ 0	128
Intangible asset useful life	3 years
Amortization expense	$ 100	$ 200